Acquisitions and Divestments	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions and Divestments

3 Acquisitions and Divestments

2016

There were no material divestments during 2016. On August 8, 2016, we acquired a business for $200 million. The total purchase price has been preliminarily allocated to goodwill ($14 million), other intangible assets ($177 million), inventories ($8 million) and tangible fixed assets ($1 million). The other intangible assets relate to core technology ($172 million) with an amortization period of 7 years and existing technology ($5 million) with an amortization period of 2 years. The measurement period still remains open pending the completion of valuation procedures related to the acquired assets and assumed liabilities.

2015

On December 7, 2015, we acquired Freescale for a purchase price of $11,639 million. Acquisition-related transaction costs ($42 million) such as legal, accounting and other related expenses were recorded as a component of selling, general and administrative expense in our consolidated statements of operations.

Under the terms of the merger agreement, each holder of Freescale common shares received (i) 0.3521 of an NXP ordinary share and (ii) $6.25 in cash per such common share.

The total purchase price amounts to $11,639 million and consisted of the following:

Cash payment of $6.25 per Freescale common share	1,948
Total value of NXP ordinary shares delivered	9,449
Value of NXP restricted share units delivered to holders of Freescale restricted share units and performance-based restricted share units	157
Value of NXP stock options delivered to holders of Freescale stock options	85

Total purchase price		11,639

The total purchase price has been allocated to the tangible and identified intangible assets acquired and liabilities assumed based on their estimated fair values as of the date of the merger, December 7, 2015. The fair value of acquired tangible and identified intangible assets is determined based on inputs that are unobservable and significant to the overall fair value measurement. As such, acquired tangible and identified intangible assets are classified as Level 3 assets. During 2016, we made certain adjustments to the preliminary allocation of the purchase price. A decrease of $33 million was recorded to deferred taxes, an increase of $3 million was recorded to accounts payable, accrued liabilities and other current liabilities, a decrease of $5 million was recorded to inventories with a corresponding net decrease of $25 million recorded to goodwill. Our valuation procedures related to the acquired assets and assumed liabilities was completed during the fourth quarter of 2016.

The identified intangible assets consist of existing technology and platform technology, In-Process Research & Development (“IPR&D”), order backlog, trade name and customer relationships. The useful lives range between one year and nineteen years.

The allocation of the purchase price is as follows:

Total purchase price		11,639
Estimated fair value of net tangible assets acquired and liabilities assumed:
Cash and cash equivalents	427
Accounts receivable, net	511
Inventories, net	1,280
Other current assets	93
Property, plant and equipment	1,827
Other non-current assets	64
Accounts payable, accrued liabilities and other current liabilities	(714)
Deferred taxes	(2,292)
Other long-term liabilities	(329)
Long-term debt	(5,091)

		(4,224)

Fair value (and useful lives) of identified intangible assets acquired:

Customer relationships (included in customer-related) (19 years)	764
Developed technology (included in technology-based) (5 years)	5,371
Sales order backlog (included in marketing-related) (1 year)	190
Trade name (included in marketing-related) (5 years)	81
In-process research and development*	2,017
Other	41

		8,464
Goodwill		7,399

*	Acquired IPR&D is an intangible asset classified as an indefinite lived asset until the completion or abandonment of the associated research and development effort. IPR&D will be amortized over an estimated useful life to be determined at the date the associated research and development effort is completed, or expensed immediately when, and if, the project is abandoned. Acquired IPR&D is not amortized during the period that it is considered indefinite lived, but rather is subject to annual testing for impairment or when there are indicators for impairment.

Goodwill is primarily attributable to the anticipated synergies and economies of scale expected from the operations of the combined company and to the assembled workforce of Freescale. All of the goodwill has been allocated to NXP’s HPMS segment. Goodwill is not deductible for income tax purposes.

The cash consideration paid in connection of the acquisition of Freescale, the repayment of certain amounts under Freescale’s outstanding credit facility and Secured Notes and the payment of certain transaction costs in relation to the acquisition of Freescale were funded by cash on hand, the Secured Bridge Term Credit Agreement, the net proceeds of the 2020 Senior Unsecured Notes and 2022 Senior Unsecured Notes and the net proceeds of Term Loan B. See Note 16, “Debt” in the Consolidated Financial Statements.

Pro forma financial information (unaudited)

The following unaudited pro forma financial information presents combined consolidated results of operations for each of the fiscal years presented, as if Freescale had been acquired as of January 1, 2014:

	2015	2014
Revenue	9,850	9,904
Net income (loss) attributable to stockholders	(84)	(277)

Net income (loss) per common share attributable to stockholders:
- Basic	(0.25)	(0.81)
- Diluted	(0.25)	(0.81)

The pro forma information excludes the result of operations of NXP’s RF Power business and includes adjustments to amortization and depreciation for identified intangible assets and property, plant and equipment acquired, adjustments to share-based compensation expense and interest expense for the additional indebtedness incurred to complete the acquisition. The pro forma result has been prepared for comparative purposes only and does not purport to be indicative of the revenue or operating results that would have been achieved had the acquisition actually taken place as of January 1, 2014 or of the results of future operations of the combined business. In addition, the result is not intended to be a projection of future results and does not reflect synergies that might be achieved from the combined operations.

Other acquisitions

In addition to the above mentioned acquisition of Freescale, we completed two other acquisitions qualifying as business combinations: the acquisition of Quintic’s Bluetooth Low Energy (“BTLE”) and Wearable businesses, located in China and the USA, and the acquisition of Athena SCS Ltd. (“Athena”), located in the United Kingdom. Both acquisitions were not significant to our consolidated results of operations.

The aggregate purchase price consideration of $102 million was allocated to goodwill ($40 million), other intangible assets ($68 million) and net liabilities assumed ($6 million). The other intangible assets relate to core technology ($29 million) with an amortization period varying up to 14 years, existing technology, ($17 million) with an amortization period varying up to 5 years and in-process R&D ($22 million).

The results of BTLE are consolidated in the Secure Connected Devices business line. The results of Athena are consolidated in the Secure Identification Solutions business line. Both business lines are part of the reportable segment HPMS.

Divestments

In February 2015, we announced the establishment of a 49% owned joint venture (WeEn) with JianGuang Asset Management Co., Ltd. (JAC Capital) in China to combine NXP’s advanced technology from its Bipolar Power business line with JAC Capital’s connections in the Chinese manufacturing network and distribution channels. This transaction closed on November 9, 2015. The results of the Bipolar Power business were included in the reportable segment SP.

In May 2015, we announced an agreement with JianGuang Asset Management Co., Ltd. (JAC Capital) in China to sell NXP’s RF Power Business. This transaction closed on December 7, 2015. The results of the RF Power business were consolidated in the reportable segment HPMS.

The gain on the sale of these businesses of $1,257 million is included in other income (expense).

2014

There were no significant acquisitions or divestments in 2014.